UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23813

Destiny Alternative Fund LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

DESTINY ALTERNATIVE FUND LLC

Semi-Annual Report

September 30, 2024

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

Destiny Alternative Fund LLC
This report and the financial statements contained herein are provided for the general information of the interest holders of Destiny Alternative Fund LLC (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Confidential Private Placement Memorandum.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with underlying funds*
Credit
DSC Meridian Credit Opportunities Fund LPa,b,c	6.10%	$2,080,998	$1,667,462	United States	Quarterly	3/1/2022	75 days
Total credit	6.10	2,080,998	1,667,462
Event Driven
Sachem Head L.P.a,b,c	6.38	2,177,092	1,682,328	United States	Quarterly	3/1/2022	70 days
Total event driven	6.38	2,177,092	1,682,328
Long/Short Equity
Cooper Square Fund II, LPa,b	1.48	505,138	504,806	United States	Quarterly	8/1/2022	60 days
RA Capital Healthcare Fund, LPa,b,d	6.63	2,262,632	2,251,975	United States	Quarterly	10/1/2020	95 days
SEG Partners II, L.P.a,b	7.03	2,397,989	1,777,837	United States	Quarterly	10/1/2020	45 days
Total long/short equity	15.14	5,165,759	4,534,618
Multi Strategy
Linden Investors LPa,b	4.68	1,597,239	1,500,000	United States	Quarterly	6/3/2024	65 days
Point72 Capital, LPa,b	8.08	2,754,427	2,025,556	United States	Quarterly	4/1/2022	45 days
Walleye Opportunity Fund LPa,b	6.85	2,337,162	2,250,000	United States	Quarterly	5/3/2024	30 days
Total multi strategy	19.61	6,688,828	5,775,556
Private Equity
137 Holdings AI II, LLCa,b	1.03	350,460	274,414	United States	Not Permitted	2/21/2024	N/A
137 Holdings SXVII, LLCa,b	1.35	462,089	300,590	United States	Not Permitted	6/1/2022	N/A
137 Ventures VI, LPa,b	1.87	638,362	619,024	United States	Not Permitted	11/28/2023	N/A
Arlington Capital Partners VI, L.P.a,b	2.17	739,669	642,466	United States	Not Permitted	12/21/2023	N/A
Blackstone Capital Partners Asia II L.P.a,b	1.86	634,543	443,129	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.a,b	3.66	1,246,739	1,291,113	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.a,b	0.62	210,215	197,675	United States	Not Permitted	4/6/2022	N/A
GPS II L.P.a,b	0.58	196,914	151,246	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P.a,b	4.05	1,380,410	1,054,830	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.a,b	0.94	319,932	348,162	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P.a,b	0.46	156,879	150,753	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners VI L.P.a,b	1.05	358,404	405,753	Guernsey	Not Permitted	5/20/2024	N/A
HOF Capital WH Strategic Opportunities Fund, LPa,b	0.85	291,125	292,950	United States	Not Permitted	6/21/2024	N/A
HS Investments VI A LPa,b	0.88	300,000	301,200	Guernsey	Not Permitted	7/2/2024	N/A
Point72 Hyperscale International, L.P.a,b	1.05	359,382	380,123	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P.a,b	1.06	360,115	381,298	United States	Not Permitted	4/8/2021	N/A
Quiet SPV R9, L.P.a,b	0.12	40,863	84,452	United States	Not Permitted	9/22/2023	N/A
Quiet Venture III, L.P.a,b	0.84	287,767	300,000	United States	Not Permitted	9/8/2023	N/A
RA Capital Nexus Fund II, LPa,b	1.06	360,732	287,841	United States	Not Permitted	10/23/2020	N/A
RA Capital Nexus International Fund II, LPa,b	1.65	563,337	462,017	Cayman Islands	Not Permitted	10/23/2020	N/A
Seer Capital Regulatory Capital Relief Fund LPa,b	1.46	496,669	489,738	Cayman Islands	Not Permitted	6/3/2024	N/A
WhiteHawk IV Onshore Fund, L.P.a,b	0.51	173,311	179,880	United States	Not Permitted	7/12/2024	N/A
Total private equity	29.12	9,927,917	9,038,654
Investments with underlying funds	76.35%	$26,040,594	$22,698,618

* Investments with underlying funds do not issue shares of units.
a Non-income producing.
b Investments with underlying funds are issued in private placement transactions and as such are restricted to resale.
c Investments with underlying funds can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with underlying funds.
d Investments with underlying funds can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Investments with underlying funds.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

	Percentage of Net Assets	Fair Value	Cost	Number of Shares
Investment in securities, at fair value
Mutual Funds
United States
Financials
RiverNorth/DoubleLine Strategic Income Fund	0.54%	$184,772	$209,272	20,394
Janus Henderson Developed World Bond Fund	0.46	157,629	201,101	19,903
Voya Securitized Credit Fund	0.63	213,905	213,798	22,422
Total Mutual Funds	1.63%	$556,306	$624,171
Short-Term Investments
Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 4.78%1	22.27%	$7,594,443	$7,594,443	7,594,443
Total investment in securities, at fair value	23.90%	$8,150,749	$8,218,614
Total investments with underlying funds and investments in securities	100.25	34,191,343
Liabilities in excess of other assets	(0.25)	(86,011)
Total Net Assets	100.00%	$34,105,332

1 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets:
Investments with underlying funds, at fair value (cost $22,698,618)	$26,040,594
Investments in securities, at fair value (cost $8,218,614)	8,150,749
Receivables for:
Investments redeemed	354,621
Interest	28,425
Investments in Investment Funds paid in advance	9,038
Dividends	1,386
Prepaid expenses and other assets	29,029
Total Assets	34,613,842
Liabilities
Payables:
Investment management fee	365,364
Professional fees	54,084
Fund shares repurchased	32,124
Shareholder service fee (see Note 3)	8,755
Fund servicing fees	2,787
Chief Compliance Officer fees	2,274
Unused line of credit fees	894
Accrued other liabilities	42,228
Total liabilities	508,510
Commitments and contingencies (see Note 3 & Note 6)
Net Assets	$34,105,332
Net assets consist of:
Paid-in capital	$28,664,058
Total accumulated earnings	5,441,274
Net Assets	$34,105,332
Maximum Offering Price per Share
Units issued and outstanding (unlimited units authorized)	285,832
Net Asset Value per Unit	$119.32
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income:
Dividends	$22,380
Interest	233,416
Total Investment income	255,796
Expenses:
Investment management fees	121,008
Professional fees	91,769
Commitment fees	34,834
Managers’ fees and expenses	31,500
Chief Compliance Officer fees	18,078
Shareholder Servicing Fee (see Note 3)	16,058
Fund servicing fees	9,654
Unused Line of credit fees	1,711
Miscellaneous	17,669
Total Operating Expenses	342,281
Expenses (waived) recovered by the Advisor	80,308
Net Expenses	422,589
Net Investment Loss	(166,793)
Realized Gain (Loss) on:
Net realized gain (loss) on:
Investments with underlying funds	1,181,803
Net Realized Gain on Investments	1,181,803
Net change in unrealized appreciation/depreciation on:
Investments with underlying funds	78,164
Investments in securities	6,423
Net change in unrealized appreciation/depreciation	84,587
Net realized and change in unrealized gain (loss) on Investments	1,266,390
Net increase (decrease) in net assets resulting from operations	$1,099,597
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net Investment Loss	$(166,793)	$(617,327)
Net realized gain (loss) on investments with underlying funds	1,181,803	651,105
Net change in unrealized appreciation (depreciation) on investments with underlying funds	78,164	3,369,470
Net change in unrealized appreciation (depreciation) on investments in securities	6,423	80,543
Net change in net assets resulting from operations	1,099,597	3,483,791
Capital Transactions:1
Capital contributions	1,225,000	2,374,500
Capital withdrawals	(1,838,450)	(1,240,721)
Net change in net assets resulting from capital transactions	(613,450)	1,133,779
Total increase (decrease) in net assets	486,147	4,617,570
Net Assets:
Beginning of period	33,619,185	29,001,615
End of period	$34,105,332	$33,619,185
Units Transactions:1
Units issued	10,601	22,441
Units redeemed	(15,848)	(11,437)
Net change in units	(5,247)	11,004

1 Includes transactions to and from the Destiny Alternative Fund Limited (the “Offshore Fund”). The Offshore Fund serves solely as an intermediate entity through which the Destiny Alternative Fund (TEI) LLC, a feeder to the Fund, invests in the Fund.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from Operations	$1,099,597
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Contributions to Investments with underlying funds	(6,074,600)
Withdrawals from investments with underlying funds	3,519,861
Purchase/Sales of short-term investments, net	2,959,511
Changes in operating assets and liabilities:
Increase in investments redeemed	(308,333)
Decrease in interest	19,240
Decrease in investments in investment funds paid in advance	66,898
Increase in dividends	(414)
Decrease in prepaid expenses and other assets	398,416
Increase in investment management fee	201,316
Decrease in professional fees	(8,816)
Increase in shareholder service fee (see Note 3)	815
Increase in unused line of credit fees	894
Increase in fund servicing fees	1,549
Increase in chief compliance officer fees	2,274
Decrease in interest expense	(719)
Increase in accrued other liabilities	2,351
Net realized gain on investments with underlying funds	(1,181,803)
Net change in unrealized (appreciation) depreciation on investments with underlying funds	(78,164)
Net change in unrealized (appreciation) depreciation on investments in securities	(6,423)
Net cash provided by (used for) operating activities	613,450
CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES:
Capital contributions	1,225,000
Capital withdrawals	(1,838,450)
Net cash provided by (used for) financing activities	(613,450)
Net change in cash	—
Cash:
Cash at beginning of period	—
Cash at end of period	$—
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
FINANCIAL HIGHLIGHTS
For the Six Months Ended September 30, 2024 (Unaudited), the Year Ended March 31, 2024 and
the period July 1, 2022 through March 31, 2023

Per unit operating performance.
For a single unit outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period from July 1, 2022 through March 31, 2023*
Net asset value, beginning of period	$115.50	$103.55	$100.00
Income from Investment Operations:
Net investment loss1	(0.57)	(2.15)	(1.76)
Net realized and unrealized gain (loss)	4.39	14.10	5.31
Total change in per unit value from investment operations	3.82	11.95	3.55
Net asset value, end of period	$119.32	$115.50	$103.55
Total return2	3.31%3	11.54%	3.55%3
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$34,105	$33,619	$29,002
Ratio of expenses to average net assets:
(including unused line of credit fees and tax service fees)
Before fees waived and expenses absorbed/recovered4,5	1.98%6	1.64%	4.34%6
After fees waived and expenses absorbed/recovered4,5	2.45%6	2.61%	2.50%6
Ratio of net investment income (loss) to average net assets:
(including unused line of credit fees and tax service fees)
Before fees waived and expenses absorbed/recovered4,5	(0.50)%6	(0.99)%	(4.17)%6
After fees waived and expenses absorbed/recovered4,5	(0.97)%6	(1.96)%	(2.33)%6
Portfolio turnover rate	12%3	11%	4%3

* On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.
1 Based on average units outstanding for the period.
2 Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor.
3 Not annualized.
4 The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Fund invests.
5 If unused line of credit fees and tax expense had been excluded, the expense ratios would have been lowered by 0.21%, 0.11% and 0.00% for the six months ended September30, 2024, the year ended March 31, 2024, and the period from July 1, 2022 though March 31, 2023, respectively.
6 Annualized.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
FINANCIAL HIGHLIGHTS — Continued

For the period from January 1, 2022 through June 30, 2022, for the year ended December 31, 2021 and for the period from October 1, 2020 (commencement of operations) through December 31, 2020.
	For the period from January 1, 2022 through June 30, 2022^		For the year ended December 31, 2021^		For the period from October 1, 2020 (commencement of operations) through December 31, 2020^
	Tax Exempt**	Taxable**	Tax Exempt**	Taxable**	Tax Exempt**	Taxable**
Total non-managing members’ total return	(13.48)%	(12.99)%	5.38%	7.14%	5.98%	6.09%
Ratios to average non-managing members’ capital
Expenses	3.14%*	3.12%*	2.34%	2.28%	2.68%*	2.68%*
Net investment income (loss)	(2.96)%*	(2.96)%*	(2.16)%	(1.97)%	(2.08)%*	(2.08)%*

^ Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.
* The ratios have been annualized as the period is less than a year.
** The underlying investments between the classes are the same, the difference is the vehicle used to access those investments.
The financial highlights are calculated for all the non-managing members of each class taken as a whole. An individual member’s return and ratios may vary from these returns and ratios based on the timing of capital transactions. The ratios exclude income earned and expenses incurred directly by the investments with underlying funds.
See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

1. ORGANIZATION
Destiny Alternative Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a limited liability company on August 14, 2020, commencing operations on October 1, 2020 and currently operates under an Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) dated November 21, 2022. On July 1, 2022, the Fund registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act. As of July 1, 2022, the Fund issued limited liability company units (“Units”) from the total Members’ Capital. Total Units issued was 273,841.67 at $100 per Unit.
The fund operates as a master-feeder structure with Destiny Alternative Fund (TEI) LLC (the “Feeder”). The Feeder is a Delaware limited liability company registered under the 1940 Act, as a non-diversified, closed-end management investment company on July 1, 2022.
First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.
The investment objective is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity and venture capital. The Fund may also invest to a lesser extent in credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange-traded funds) and other types of investment vehicles (together with hedge funds, private equity funds, growth equity and venture capital, the “Underlying Funds”). The Underlying Funds employ a broad range of investment strategies and invest or trade in a wide range of securities. The Fund, and the Underlying Funds in which it invests, may invest directly in U.S. and foreign securities, including emerging markets.
The Units will generally be offered as of the first business day of each calendar quarter or at such other times and/or more or less frequently as may be determined by the Board of Managers of the Fund (the “Board”). Units will be issued at net asset value (“NAV”) per Unit. No member who is admitted as a member of the Fund (“Member”) will have the right to require the Fund to redeem its Units. Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946.
a. Valuation of Investments
UMB Fund Services, Inc., the Fund’s Administrator, (“UMBFS” or the “Administrator”) calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. To the extent the Fund invests in securities or other instruments that are not investments in Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology.
Debt securities generally will be valued by the Valuation Designee using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.
b. Summary of Taxation
The Fund operates and is treated as a partnership for U.S. federal income tax purposes. The Fund will not be subject to U.S. federal income tax, and each Member, in computing its own U.S. federal income tax liability, will be required to take into account its allocable share of the Fund’s income, gain, loss, deduction and credit, regardless of whether it has received any distributions from the Fund.
In accordance with accounting guidance, there are financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return.
The Fund has reviewed the tax positions for the open tax year ended as of December 31, 2021 and open tax periods January 1, 2022 through June 30, 2022, July 1, 2022 through March 31, 2023, April 1, 2023 to March 31, 2024 and April 1, 2024 to September 30, 2024 and has determined that the

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 740, Income Taxes did not have an impact on the Fund’s financial statements or require additional disclosure. No interest or penalty expense was recorded by the Fund for any of the periods. Generally, open tax years for federal tax return purposes and most states will be three years from the date the return is filed. However, the statute can be extended if there was a failure to file a necessary tax return.
c. Fund Expenses
The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Adviser).
d. Income Tax Information & Distributions to Members
It is expected that distributions of cash will generally not be made to Members. However, the Board has the right to cause distributions to be made in cash or in-kind to the Members in its sole discretion. Whether or not these distributions are made, however, each Member may be liable each year for applicable U.S. federal, state and local income taxes on the Member’s allocated share of the Fund’s taxable income.
Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
e. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
The Fund pays to the Investment Adviser a management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Adviser to the Fund. Pursuant to an investment management agreement with the Fund, the Investment Adviser is entitled to the Investment Management Fee calculated at an annual rate, payable quarterly in arrears on the 60th day of the succeeding quarter, based upon the Fund’s net assets as of the last business day of each calendar quarter.
The Fund pays the Investment Adviser as described below:
Net Asset Value of the Fund (as of the last Business Day* of each calendar quarter)	Investment Management Fee Rate (per annum)
$30,000,000 or less	0.75%
Between $30,000,001 and $40,000,000	0.70%
Between $40,000,001 and $50,000,000	0.65%
Greater than $50,000,000	0.60%

* A “Business Day” is a day (other than a Saturday or Sunday) on which banks and relevant financial markets are open for business in Chicago, Illinois (provided that, where applicable, such day is also a business day for the relevant Underlying Fund).

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the average daily net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice.
For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. For the six months ended September 30, 2024, the Investment Manager recovered previously waived fees and reimbursed expenses of $80,308. As of September 30, 2024, there were no remaining potentially recoverable expenses.
The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan with respect to its Units in compliance with Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. For the six months ended September 30, 2024, the Fund paid $16,058 in Shareholder Servicing fees as reported in the Statement of Operations.
The Fund has retained the Administrator to provide services for fund administration, fund accounting, tax regulation and compliance, transfer agent and record keeping, and custody administration services provided by the Administrator or its affiliates. UMB Bank, n.a., an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund. The Fund’s fees incurred by the Administrator are reported on the Statement of Operations under Fund servicing fees.
A manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate managers and officers affiliated with the Administrator. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for managers are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024 are reported on the Statement of Operations.
4. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $6,074,600 and $2,764,482, respectively.
5. INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

6. COMMITMENTS
Private investment funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024, are as follows:
Investments in Underlying Funds	Unfunded Commitment
137 Ventures VI, LP	379,500
Arbour Lane Credit Opportunity Fund IV (B), L.P.	400,000
Arlington Capital Partners VI, L.P.	611,968
BCP Asia II Feeder LP	616,662
Blackstone Capital Partners Asia II LP	440,299
Blackstone Growth LP	227,311
Blackstone Tactical Opportunites Fund (Songs Co-Invest) L.P.	6,554
FPA Whitehawk IV Onshore Fund, LP	326,689
Hedosophia Partners VI L.P.	845,247
HOF Capital WH Strategic Opportunities Fund, LP	5,580
Point72 Hyperscale International, L.P.	108,399
Point72 Hyperscale, L.P.	107,804
Quiet SPV R9, L.P.	11,658
Quiet Venture III, L.P.	700,000
RA Capital Nexus Fund II, LP	208,243
RA Capital Nexus International Fund II, LP	322,093
5,318,007
7. REPURCHASE OF UNITS
At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers. The Investment Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Units from Members biannually (but not more than four times a year) with tender offer valuation dates occurring on the last business day of June and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a biannual basis or at all.
Subject to the Board’s discretion, each tender offer will ordinarily be for an amount that is not more than 5% of the Fund’s NAV. To preserve the partnership tax treatment of the Fund, any such repurchases may be subject to significant restrictions and delays, including the restriction that no more than Units representing 10% of the total interests in Fund’s capital or profits may be repurchased in any one taxable year.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The results of the tender offers conducted during the six months ended September 30, 2024, are as follows:
Tender offer
Commencement Date	May 29, 2024
Offer Deadline Date	June 28, 2024
Repurchase Pricing Date	June 28, 2024
Net Asset Value as of Pricing Date	$116.02
Amount Repurchased*	$1,838,450
Percentage of Outstanding Shares Repurchased	3.14%

* Amount repurchased includes shareholder withdrawal of $1,106,466 by the Feeder.
8. FAIR VALUE MEASUREMENTS AND DISCLOSURE
ASC 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments with underlying funds with a fair value of $26,040,594 are excluded from the fair value hierarchy as of September 30, 2024.

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Mutual funds	$8,150,749	$—	$—	$8,150,749
Subtotal	$8,150,749	$—	$—	$8,150,749
Investments with Underlying Funds				26,040,594
Total Investments				$34,191,343
9. CREDIT AGREEMENT
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”),with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $1,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is February 15, 2025. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.
For the six month ended September 30, 2024, the Fund incur costs related to the setup and maintenance of the credit agreement, in the amount of $34,834 and for the quarterly average daily unused portion of the revolving commitment, in the amount of $1,711 as reported as Commitment fees and Unused Line of credit fees, respectively, on the Statement of Operations. During the six months ended September 30, 2024 the Fund had no outstanding borrowings.
10. RISK FACTORS
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargoes, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
11. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. EVENTS SUBSEQUENT TO THE PERIOD END
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Destiny Alternative Fund LLC
Other Information
September 30, 2023 (Unaudited)

Approval of the Investment Management Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on June 5 – 6, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the advisory agreement (the “Advisory Agreement”) between First Trust Capital Management L.P. (the “Investment Manager”) and Destiny Alternative Fund LLC (the “Master Fund”).
In advance of the Meeting, the Board requested and received materials from the Investment Manager to assist them in considering the approval of the Advisory Agreement. Among other things, the Board reviewed reports about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser to the Master Fund under the Investment Management Agreement, including the selection of the Master Fund’s investments by the Investment Adviser. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Adviser to the Master Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the Master Fund’s portfolio managers and other key personnel of the Investment Adviser who provide investment advisory and administrative services to the Master Fund. The Board determined that the Investment Adviser’s portfolio managers and key personnel were well-qualified by education and/or training and experience to perform the services for the Master Fund in an efficient and professional manner. The Board also took into account the Investment Adviser’s compliance policies and procedures, including the Investment Adviser’s procedures used to determine the value of the Master Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Master Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Investment Adviser with respect to the Master Fund, noting that the Investment Adviser also acts as investment adviser to certain funds with similar investment objectives and strategies. The Board considered the performance of the Master Fund as compared to the performance of relevant indices for various periods. The Board also considered performance information of the Master Fund relative to performance information provided for peer funds. The Board considered the Master Fund’s investment performance since inception, including periods prior to the Master Fund’s registration as a registered investment company under the Investment Company Act of 1940. The Board concluded that the performance of the Master Fund was satisfactory.

Destiny Alternative Fund LLC
Other Information — Continued
September 30, 2023 (Unaudited)

FEES AND EXPENSES
The Board reviewed and considered the advisory fee rate and total expense ratio of the Master Fund. The Board compared the advisory fee and total expense ratio of the Master Fund with comparative data, including a report on the advisory fees and expenses of peer funds. The Board noted that the Master Fund’s advisory fee rate compared to favorably to peer funds. The Board also considered that the Master Fund’s expenses were within the range of peer funds. In addition, the Board noted that the Investment Adviser has contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Master Fund and the Master Fund’s total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement, noting that the Investment Management Agreement included fee breakpoints to reflect possible economies of scale when the Master Fund reached certain asset levels. The Board considered that, as the Master Fund’s asset level increases over time, the Investment Adviser anticipated economies of scale would develop. The Board considered the Master Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided.
PROFITABILITY OF INVESTMENT ADVISER
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Adviser from its relationship with the Master Fund. The Board also reviewed the Investment Adviser’s financial condition and noted that it appeared stable. The Board determined that the advisory fees and the compensation payable to the Investment Adviser was reasonable and the financial condition was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Adviser from its relationship with the Master Fund including, without limitation, the ability to market advisory services for similar products or other funds managed by the Investment Adviser in the future. The Board noted that the Investment Adviser does not have affiliations with the Master Fund’s transfer agent, administrator or custodian, and therefore, would not derive any benefits from the relationships these parties may have with the Master Fund. The Board concluded that the advisory fees were reasonable in light of any fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Master Fund and its shareholders to approve the continuance of the Advisory Agreement.

Destiny Alternative Fund LLC
Other Information — Continued
September 30, 2023 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Destiny Alternative Fund LLC
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

Destiny Alternative Fund LLC
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

Destiny Alternative Fund LLC
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Destiny Alternative Fund LLC

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.